Consolidated Balance Sheets		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 48,164,664	$ 6,800,325	¥ 87,811,272
Restricted cash		417,990	59,016	48,112
Accounts receivable, net		1,739,065	245,537
Inventories, net		12,874,986	1,817,808	102,201,746
Prepayments		24,386,010	3,443,039	71,314,254
Other current assets		37,908,092	5,352,209	27,275,215
Total current assets		125,490,807	17,717,934	288,650,599
Non-current assets:
Property, plant and equipment, net		169,653,582	23,953,236	21,426,955
Intangible asset, net		47,731,288	6,739,137	48,717,132
Operating lease right-of-use assets		7,424,554	1,048,266	8,447,978
Total non-current assets		224,809,424	31,740,639	78,592,065
TOTAL ASSETS		350,300,231	49,458,573	367,242,664
Current liabilities:
Short-term debts		20,000,000	2,823,782
Current portion of long-term debts		3,410,000	481,455	280,000
Accounts payable		16,875,586	2,382,649	15,292,843
Advance from customers		107,826,617	15,223,942	124,469,097
Operating lease liabilities, current		3,479,752	491,303	4,199,361
Other current liabilities		90,978,171	12,845,126	39,399,532
Total current liabilities		242,570,126	34,248,257	183,640,833
Non-current liabilities:
Long-term debts		120,260,783	16,979,511	16,673,316
Operating lease liabilities, non-current		3,730,672	526,730	2,514,115
Total liabilities		366,561,581	51,754,498	202,828,264
Shareholders’ equity (deficit):
Additional paid-in capital		428,310,028	60,472,706	354,803,564
Accumulated deficit		(452,031,693)	(63,821,945)	(199,207,921)
Statutory reserves		6,647,109	938,499	6,647,109
Accumulated other comprehensive income		2,254,558	318,319	2,099,329
Total Nano Labs Ltd shareholders’ equity (deficit)		(14,732,998)	(2,080,138)	164,414,400
Noncontrolling interests		(1,528,352)	(215,787)
Total shareholders’ equity (deficit)		(16,261,350)	(2,295,925)	164,414,400
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)		350,300,231	49,458,573	367,242,664
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	[1]	50,106	7,074	35,425
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	[1]	¥ 36,894	$ 5,209	¥ 36,894

[1]	After giving effect of the reverse stock split, see Note 1.